Income Taxes - Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Loss before income taxes	$ (24,751)	$ (26,255)	$ (22,505)
Statutory Canadian corporate tax rate	23.00%	23.00%	24.00%
Anticipated tax recovery	$ (5,693)	$ (6,039)	$ (5,401)
Difference in tax rates	3,552	2,716	3,334
Share-based compensation expense	547	880	614
Revaluation of tax pools	(338)	(552)	21
Other permanent differences	(368)	45	108
Expiry of tax benefits	1,614	1,661	0
Change in fair value of warrant derivative	5	(4)	(838)
Provision to offset deferred tax asset	765	1,342	2,162
Current income taxes	$ 84	$ 49	$ 0